Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2021
Property and Equipment Table [Abstract]
Schedule of property and equipment
	September 30, 2021	March 31, 2021
Computer and equipment	211,047	198,637
Automobiles	373,502	99,939
	584,549	298,576
less: Accumulated depreciation	(282,789)	(250,284)
Total, net	$301,760	$48,292